Submission	Dec. 31, 2024
Submission [Line Items]
Central Index Key	0001367306
Registrant Name	Invesco DB Multi-Sector Commodity Trust
Registration File Number	333-280604-01
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Invesco DB Agriculture Fund
Street 1	c/o Invesco Capital Management
Street 2	3500 Lacey Road, Suite 700
City	Downers Grove
State or Country Code	Illinois
Zip Code	60515
Reporting FY End Date	Dec. 31, 2024